CAPITAL STRUCTURE - Shares Issued By Company - Additional Information (Detail) - shares		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Structure [Line Items]
Treasury shares, shares		17,684,386	16,222,246	11,267,038
New Shares Issued [Member]
Capital Structure [Line Items]
Treasury shares, shares		13,482,154	15,478,987	11,267,038
Ordinary Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)			8,574,153	4,958,293
Issuance of shares for restricted shares vested (in shares)		0	0	0
Exercise of share options (in shares)		0	0	0
Ordinary Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		0	8,574,153	4,958,293
Treasury Shares [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)	[1]		(8,574,153)	(4,958,293)
Issuance of shares for restricted shares vested (in shares)	[1]	1,068,534	1,297,902	1,276,634
Exercise of share options (in shares)	[1]	928,299	3,064,302	2,966,955
Treasury Shares [Member] | New Shares Issued [Member]
Capital Structure [Line Items]
Shares issued for future vesting of restricted shares and exercise of share options (in shares)		0	8,574,153	4,958,293
Issuance of shares for restricted shares vested (in shares)		1,068,534	1,297,902	1,276,634
Exercise of share options (in shares)		928,299	3,064,302	2,966,955

[1]	The treasury shares represent i) new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plans, and are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options; ii) the shares purchased under a trust arrangement for the benefit of certain beneficiaries who are awardees under the 2011 Share Incentive Plan and held by a trustee to facilitate the future vesting of restricted shares in selected Directors, employees and consultants under the 2011 Share Incentive Plan; and iii) the shares repurchased by the Company under the Stock Repurchase Program pending for retirement.